Revenue by Categories - Schedule of Revenue Recognized from Receipt of Digital Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Total revenues	$ 193,439	$ 273,832
Revenue recognized in digital assets payment [Member]
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Total revenues	191,195	273,832
Revenue recognized in US dollars payment [Member]
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Total revenues	$ 2,244